Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Selling Commissions and Dealer Manager Fees Payable to Affiliate
The following table details total selling commissions and dealer manager fees incurred from and payable to the Former Dealer Manager related to the sale of Common Stock as of and for the periods presented:

	Year Ended December 31,		Payable as of December 31,
(In thousands)	2015	2014	2015	2014
Total commissions and fees to Former Dealer Manager	$(8)	$148,372	$—	$13

Schedule Of Offering Costs Reimbursements to Related Party
The following table details fees and offering cost reimbursements incurred and payable to the Advisor and the Former Dealer Manager related to the sale of Common Stock as of and for the periods presented:

	Year Ended December 31,		Payable as of December 31,
(In thousands)	2015	2014	2015	2014
Fees and expense reimbursements to the Advisor and Former Dealer Manager	$—	$16,920	$—	$61

Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services
The following table reflects related party fees incurred, forgiven and contractually due as of and for the periods presented:

	Three Months Ended June 30,				Six Months Ended June 30,
	2016		2015		2016		2015		Payable as of
(In thousands)	Incurred	Forgiven	Incurred	Forgiven	Incurred	Forgiven	Incurred	Forgiven	June 30, 2016		December 31, 2015
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements (1)	$—	$—	$128	$—	$—	$—	$708	$—	$—		$—
Financing coordination fees (2)	—	—	498	—	—	—	498	—	—		466
Ongoing fees:
Asset management fees (3)	4,500	—	4,501	—	9,000	—	4,501	—	217	(5)	217
Property management and leasing fees (4)	1,022	563	1,009	612	1,935	1,159	2,013	1,205	186		91
Total related party operational fees and reimbursements	$5,522	$563	$6,136	$612	$10,935	$1,159	$7,720	$1,205	$403	(6)	$774
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(1)	These related party fees are recorded within acquisition and transaction related costs on the consolidated statement of operations and comprehensive income (loss).

(2)	These related party fees are recorded as deferred financing costs and amortized over the term of the respective financing arrangement.

(3)
From January 1, 2013 to April 1, 2015, the Company caused the OP to issue to the Advisor (subject to periodic approval by the board of directors) restricted performance based Class B units for asset management services, which would vest if certain conditions occur. At the Listing Date, all Class B units held by the Advisor converted to OP Units. From April 1, 2015 until the Listing Date, the Company paid the Advisor asset management fees in cash (as elected by the Advisor). From the Listing Date, the Advisor received asset management fees in cash in accordance with the Advisory Agreement. No Incentive Compensation was incurred for the three and six months ended June 30, 2016.

(4)	The Advisor waived 100% of fees from U.S. assets and its allocated portion of fees from European assets.

(5)	Balance included within due to related parties on the consolidated balance sheets as of June 30, 2016.

(6)
In addition, as of June 30, 2016 due to related parties includes $0.3 million, of which $0.1 million of costs accrued for transfer agent and personnel services received from the Company's related parties including ANST and $0.1 million to Advisor and RCS which are recorded within general and administrative expenses on the consolidated statements of operations for the six months ended June 30, 2016 and are not reflected in the table above.

The following table reflects related party fees incurred, forgiven and contractually due as of and for the periods presented:

	Year Ended December 31,
	2015		2014		2013		Payable as of December 31,
(In thousands)	Incurred	Forgiven	Incurred	Forgiven	Incurred	Forgiven	2015		2014	2013
One-time fees and reimbursements:
Acquisition fees and related cost reimbursements (1)	$735	$—	$32,915	$—	$2,447	$—	$—		$2	$—
Transaction fee	—	—	—	—	165	—	—		—	—
Financing coordination fees (2)	1,159	—	6,546	—	926	—	466	(6)	—	—
Ongoing fees:
Asset management fees (3)	13,501	—	—	—	—	—	217	(5)	—	—
Property management and leasing fees (4)	3,982	2,507	1,316	690	50	25	91	(6)	52	1
Strategic advisory fees	—	—	561	—	359	—	—		—	—
Class B OP Unit Distributions	339	—	178	—	4	—	—		—	—
LTIP Distributions	375	—	—	—	—	—	375	(7)	—	—
Vesting of Class B units (3)	14,480	—	—	—	—	—	—		—	—
Total related party operational fees and reimbursements	$34,571	$2,507	$41,516	$690	$3,951	$25	$1,149		$54	$1
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(1)	These affiliated fees are recorded within acquisition and transaction related costs on the consolidated statements of operations.

(2)	These affiliated costs are recorded as deferred financing costs and amortized over the term of the respective financing arrangement.

(3)
From January 1, 2013 to April 1, 2015, the Company caused the OP to issue to the Advisor (subject to periodic approval by the board of directors) restricted performance based Class B units for asset management services, which would vest if certain conditions occur. At the Listing Date, all Class B units held by the Advisor converted to OP Units. From April 1, 2015 until the Listing Date, the Company paid the Advisor asset management fees in cash (as elected by the Advisor). From the Listing Date, the Advisor received asset management fees in cash in accordance with the Amended and Restated Advisory Agreement. No Incentive Compensation was incurred for the year ended December 31, 2015.

(4)	The Advisor waived 100% of fees from U.S. assets and its allocated portion of 50% of fees from European assets.

(5)
Balance included within due to affiliates on the consolidated balance sheets as of December 31, 2015. In addition, due to affiliates includes $0.8 million of costs accrued for transfer asset and personnel services received from the Company's affiliated parties including ANST, Advisor and RCS which are recorded within general and administrative expenses on the consolidated statements of operations for the year ended December 31, 2015 and are not reflected in the table above.

(6)	Balance included within accounts payable and accrued expenses on the consolidated balance sheets as of December 31, 2015.

(7)	Balance included within dividends payable on the consolidated balance sheets as of December 31, 2015.

Schedule of General and Administrative Expenses Absorbed by Affiliate
The following table details property operating and general and administrative expenses absorbed by the Advisor during the three years ended December 31, 2015, 2014, and 2013:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Property operating expenses absorbed	$—	$178	$4
General and administrative expenses absorbed	—	—	1,292
Total expenses absorbed (1)	$—	$178	$1,296
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(1)	The Company had had $0.5 million and $0.1 million receivables from the Advisor related to absorbed costs as of December 31, 2014 and 2013, respectively,.